Basis of Presentation (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of shares	152,454,816	153,922,874	152,454,816	151,372,874
Stock Options [Member]
Number of shares	106,253,339	107,958,331	106,253,339	103,208,331
Warrants [Member]
Number of shares	46,201,477	45,964,543	46,201,477	48,164,543